TAXATION (Tables)	9 Months Ended
Mar. 31, 2023
TAXATION
Schedule of current tax

	03/31/2023	03/31/2022
Current tax expense	(1,452,477)	(12,900,338)
Deferred tax	944,555	1,823,767
Total	(507,922)	(11,076,571)

Schedule of deferred tax assets and liabilities

	03/31/2023	03/31/2022
Current tax expense	(1,452,477)	(12,900,338)
Deferred tax	944,555	1,823,767
Total	(507,922)	(11,076,571)

	03/31/2023	03/31/2022
Beginning of the period deferred tax	(24,994,569)	(22,421,125)
Additions for business combination	(16,704,771)	—
Charge for the period	944,555	1,823,767
Charge to OCI	—	2,228,596
Conversion difference	(810,767)	(5,039,676)
Total net deferred tax	(41,565,552)	(23,408,438)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	03/31/2023	03/31/2022
Earning before income tax-rate	23,472,162	11,703,344
Income tax expense by applying tax rate in force in the respective countries	(1,139,677)	(7,535,794)
Share of profit or loss of subsidiaries, joint ventures and associates	202,534	174,481
Stock options charge	(434,439)	(224,971)
Non-deductible expenses	(180,850)	(452,666)
Other tax benefit	183,917	—
Unrecognized tax losses carry-forwards 1	(8,024)	(5,789)
Foreign investment coverage	—	301,774
Tax inflation adjustment	5,587,101	1,399,978
Result of inflation effect on monetary items and other finance results	(4,367,390)	(4,727,582)
Others	(351,094)	(6,002)
Income tax expenses	(507,922)	(11,076,571)

1 - Corresponds mainly to Pro Farm Group Inc.